Fair Value Measurements - Summary of Fair Values of Assets and Liabilities (Detail) - USD ($)	Oct. 31, 2021	Sep. 30, 2021	Mar. 02, 2021	Dec. 31, 2020
Liabilities
Warrant liabilities		$ 1,425,000		$ 0
LEO HOLDINGS III CORP [Member]
Liabilities
Warrant liabilities		8,341,666	$ 9,153,333
U.S. Treasury Securities [Member] | LEO HOLDINGS III CORP [Member]
Assets
Investments held in Trust Account		275,013,714
Public Warrants [Member] | LEO HOLDINGS III CORP [Member]
Liabilities
Warrant liabilities		4,235,000
Private Warrants [Member] | LEO HOLDINGS III CORP [Member]
Liabilities
Warrant liabilities		4,106,666
Level 1 [Member]
Assets
Assets, Fair Value Disclosure		10,372,000
Liabilities
Financial and Nonfinancial Liabilities, Fair Value Disclosure		0
Level 1 [Member] | Fair Value, Recurring [Member] | Convertible Notes [Member]
Liabilities
Financial and Nonfinancial Liabilities, Fair Value Disclosure		0
Level 1 [Member] | Fair Value, Recurring [Member] | Warrant Liability [Member]
Liabilities
Financial and Nonfinancial Liabilities, Fair Value Disclosure		0
Level 1 [Member] | U.S. Treasury Securities [Member] | LEO HOLDINGS III CORP [Member]
Assets
Investments held in Trust Account		275,013,714
Level 1 [Member] | Public Warrants [Member] | LEO HOLDINGS III CORP [Member]
Liabilities
Warrant liabilities		4,235,000
Level 1 [Member] | Private Warrants [Member] | LEO HOLDINGS III CORP [Member]
Liabilities
Warrant liabilities	$ 0
Level 1 [Member] | Money Market Funds [Member] | Fair Value, Recurring [Member]
Assets
Assets, Fair Value Disclosure		10,372,000
Level 2 [Member]
Assets
Assets, Fair Value Disclosure		0
Liabilities
Financial and Nonfinancial Liabilities, Fair Value Disclosure		0
Level 2 [Member] | Fair Value, Recurring [Member] | Convertible Notes [Member]
Liabilities
Financial and Nonfinancial Liabilities, Fair Value Disclosure		0
Level 2 [Member] | Fair Value, Recurring [Member] | Warrant Liability [Member]
Liabilities
Financial and Nonfinancial Liabilities, Fair Value Disclosure		0
Level 2 [Member] | LEO HOLDINGS III CORP [Member]
Assets
Investments held in Trust Account	0
Level 2 [Member] | Public Warrants [Member] | LEO HOLDINGS III CORP [Member]
Liabilities
Warrant liabilities	0
Level 2 [Member] | Private Warrants [Member] | LEO HOLDINGS III CORP [Member]
Liabilities
Warrant liabilities	0
Level 2 [Member] | Money Market Funds [Member] | Fair Value, Recurring [Member]
Assets
Assets, Fair Value Disclosure		0
Level 3 [Member]
Assets
Assets, Fair Value Disclosure		0
Liabilities
Financial and Nonfinancial Liabilities, Fair Value Disclosure		32,542,000
Level 3 [Member] | Fair Value, Recurring [Member] | Convertible Notes [Member]
Liabilities
Financial and Nonfinancial Liabilities, Fair Value Disclosure		31,117,000
Level 3 [Member] | Fair Value, Recurring [Member] | Warrant Liability [Member]
Liabilities
Financial and Nonfinancial Liabilities, Fair Value Disclosure		1,425,000
Level 3 [Member] | LEO HOLDINGS III CORP [Member]
Assets
Investments held in Trust Account	0
Level 3 [Member] | Public Warrants [Member] | LEO HOLDINGS III CORP [Member]
Liabilities
Warrant liabilities	$ 0
Level 3 [Member] | Private Warrants [Member] | LEO HOLDINGS III CORP [Member]
Liabilities
Warrant liabilities		4,106,666
Level 3 [Member] | Money Market Funds [Member] | Fair Value, Recurring [Member]
Assets
Assets, Fair Value Disclosure		$ 0